STOCKHOLDER'S EQUITY - Common Stock Shares (Details)			12 Months Ended
	Mar. 23, 2021 shares	Feb. 25, 2021 shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
Class A Common Stock
STOCKHOLDER'S EQUITY
Common stock, shares authorized			100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common stock, votes per share | Vote			1
Common stock, shares outstanding			585,275
Class A Common Stock Subject to Redemption
STOCKHOLDER'S EQUITY
Common Stock, subject to possible redemption			11,500,000	11,500,000
Class A Common Stock Not Subject to Redemption
STOCKHOLDER'S EQUITY
Common Stock, subject to possible redemption			585,275	585,275
Common shares, shares issued			12,085,275	12,085,275
Common shares, shares outstanding			12,085,275	12,085,275
Class B Common Stock
STOCKHOLDER'S EQUITY
Common stock, shares authorized			10,000,000	10,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common stock, votes per share | Vote			1
Common stock, shares issued			4,253,517	2,875,000
Common stock, shares outstanding			4,253,517	2,875,000
Initial business combination shares issuable as percent of outstanding share			20.00%
Class B Common Stock | Sponsor | Chief Executive Officer
STOCKHOLDER'S EQUITY
Number of shares transferred		15,000
Class B Common Stock | Sponsor | Chief Financial Officer
STOCKHOLDER'S EQUITY
Number of shares transferred		15,000
Class B Common Stock | Sponsor | Independent Directors
STOCKHOLDER'S EQUITY
Number of shares transferred	5,000	5,000
Class B Common Stock | ARC | Second Amendment to the Introducing Advisor Agreement
STOCKHOLDER'S EQUITY
Number of shares granted			1,378,517
Class B Common Stock | ARC | Founder Shares | Second Amendment to the Introducing Advisor Agreement
STOCKHOLDER'S EQUITY
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001
Number of shares granted			1,378,517
Maximum number of shares subject to forfeiture if public stockholders exercise redemption rights			143,766